Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Financial assets measured at fair value through profit or loss (including current and noncurrent)	$ 16,013	$ 21,765
Financial assets measured at fair value through other comprehensive income	410	742
Measured at amortized cost:
Cash and cash equivalents	336,024	184,938	$ 101,055	$ 106,437
Financial asset at amortized cost	26,013	8,682
Accounts receivable and other receivables (including related parties)	410,211	243,626
Restricted deposit (including current and noncurrent)	221,946	175,257
Total	1,187,368	584,574
Financial assets at amortised cost, category [member]
Measured at amortized cost:
Cash and cash equivalents	336,024	184,938
Financial asset at amortized cost	26,013	8,682
Accounts receivable and other receivables (including related parties)	423,357	252,162
Restricted deposit (including current and noncurrent)	154,136	104,141
Refundable deposits (including current and noncurrent)	231,415	12,144
Subtotal	$ 1,170,945	$ 562,067